SEMI-ANNUAL REPORT


                       SM&R

                 SM&R INVESTMENTS INC.
                   FIXED INCOME FUNDS


                 GOVERNMENT BOND FUND

[GRAPHIC]


                   PRIMARY FUND

                MONEY MARKET FUND


     "THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE INCLUDED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS."


                                                  SEMI-ANNUAL REPORT
                                                  FEBRUARY 28, 2000


TAX FREE FUND

SCHEDULE OF INVESTMENTS  February 29, 2000  (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
COMMERCIAL PAPER                                    DATE      RATE(%)      AMOUNT        VALUE
GOVERNMENT AGENCIES--1.75%
Federal Agricultural Mortgage Corporation         03/01/00    5.770      $  100,000   $   100,000
Federal Home Loan Bank                            03/20/00    5.700         107,000       106,678
Federal Home Loan Mortgage Corporation            03/09/00    5.700          80,000        79,898
Federal Home Loan Mortgage Corporation            04/20/00    5.760         109,000       108,128
                                                                                      -----------
                                                      TOTAL COMMERCIAL PAPER--1.75%
                                                                    (COST $394,704)       394,704
                                                                                      -----------
CORPORATE BONDS
AUTO & TRUCK MANUFACTURERS--4.11%
General Motors Corporation                        05/01/08    6.375       1,000,000       928,507
BANKS--4.05%
Chase Manhattan Corporation                       02/15/08    6.375       1,000,000       915,943
FINANCIAL SERVICES--12.87%
Bear Stearns Companies, Incorporated              03/30/03    6.200         175,000       167,442
CNA Financial Corporation                         01/15/08    6.450       1,000,000       894,680
Household Finance Corporation                     06/17/08    6.400       1,000,000       904,634
Morgan Stanley, Dean Witter & Discover            03/01/07    6.875       1,000,000       943,112
                                                                                      -----------
                                                                                        2,909,868
MEDICAL SERVICES--4.26%
Aetna Services, Incorporated                      08/15/36    6.970       1,000,000       963,767
NATURAL GAS--2.21%
National Fuel Gas Company                         02/01/04    7.750         500,000       499,480
                                                                                      -----------
                                                      TOTAL CORPORATE BONDS--27.50%
                                                                  (Cost $6,775,266)     6,217,565
                                                                                      -----------
U S GOVERNMENT AGENCY AND
U S GOVERNMENT SECURITIES
U S GOVERNMENT AGENCY SECURITIES--67.61%
Federal Home Loan Bank                            08/05/04    7.380       1,000,000     1,008,728
Federal Home Loan Bank                            08/19/04    7.570       1,000,000     1,016,024
Federal Home Loan Bank                            10/25/05    6.230         150,000       143,003
Federal Home Loan Mortgage Corporation            08/01/05    6.750         165,000       161,182
Federal Home Loan Mortgage Corporation            09/15/06    7.000         129,753       129,252
Federal Home Loan Mortgage Corporation            03/15/07    7.000         749,084       742,282
Federal Home Loan Mortgage Corporation            09/15/07    7.000       1,000,000       985,730
Federal Home Loan Mortgage Corporation            04/15/23    7.000       1,000,000       977,290
Federal Home Loan Mortgage Corporation            06/15/27    7.500       1,000,000     1,002,260
Federal National Mortgage Association             02/11/02    7.500       1,585,000     1,602,799
Federal National Mortgage Association             09/12/05    6.550         100,000        96,920
Federal National Mortgage Association             04/10/07    7.700         300,000       293,253
Federal National Mortgage Association             07/25/07    7.000         994,955       985,294
Federal National Mortgage Association             03/16/09    6.320         250,000       231,158
Federal National Mortgage Association             04/29/09    6.500       1,000,000       927,294
Federal National Mortgage Association             05/18/09    6.500       1,500,000     1,424,385

SCHEDULE OF INVESTMENTS  February 29, 2000  (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND, CONTINUED

                                                             INTEREST/
U S GOVERNMENT AGENCY AND                         MATURITY    STATED        FACE
U S GOVERNMENT SECURITIES                           DATE      RATE(%)      AMOUNT        VALUE

Federal National Mortgage Association             11/18/15    6.350      $  568,749   $   564,552
Private Export Funding                            01/15/10    7.200       1,000,000       995,946
Tennessee Valley Authority                        12/15/17    6.250         300,000       272,111
Vende                                             12/15/14    6.500         929,627       915,060
Vende                                             09/15/15    6.500         820,397       809,215
                                                                                      -----------
                                                                                       15,283,738
U S GOVERNMENT SECURITIES--2.12%
U S Treasury Bonds                                02/15/26    6.000         500,000       478,281
                                                                                      -----------
                  TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--69.73%
                                                                 (COST $15,915,089)    15,762,019
                                                                                      -----------
                                                          TOTAL INVESTMENTS--98.98%
                                                                 (COST $23,085,059)    22,374,288
                                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.02%       231,656
                                                                                      -----------
                                                          TOTAL NET ASSETS--100.00%   $22,605,944
                                                                                      ===========

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 29, 2000  (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

ASSETS
Investment in securities, at value                            $   22,374,288
Cash                                                                  19,441
Prepaid expenses                                                      36,627
Receivable for:
  Investment securities sold                                           5,639
  Capital stock sold                                                   3,112
  Interest                                                           207,998
  Expense reimbursement                                                1,561
Other assets                                                           2,782
                                                              --------------
                                                TOTAL ASSETS      22,651,448
                                                              --------------
LIABILITIES
  Capital stock reacquired                                             1,317
  Distribution payable                                                 3,752
Accrued:
  Investment advisory fee                                              8,927
  Service fee                                                          4,463
Other liabilities                                                     27,045
                                                              --------------
                                           TOTAL LIABILITIES          45,504
                                                              --------------
               NET ASSETS (applicable to shares outstanding)  $   22,605,944
                                                              ==============
NET ASSETS:
Class A                                                       $       74,564
----------------------------------------------------------------------------
Class B                                                       $       56,038
----------------------------------------------------------------------------
Class C                                                       $       11,102
----------------------------------------------------------------------------
Class T                                                       $   22,464,240
----------------------------------------------------------------------------
TOTAL NET ASSETS                                              $   22,605,944
----------------------------------------------------------------------------
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                     100,000,000
  Outstanding                                                          7,435
----------------------------------------------------------------------------
Class B:
  Authorized                                                     100,000,000
  Outstanding                                                          5,596
----------------------------------------------------------------------------
Class C:
  Authorized                                                     100,000,000
  Outstanding                                                          1,113
----------------------------------------------------------------------------
Class T:
  Authorized                                                      23,000,000
  Outstanding                                                      2,262,278
----------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $        10.03
  Offering price per share: (Net Assets value of $10.03 /
   95.25%)                                                    $        10.53
----------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $        10.01
----------------------------------------------------------------------------
Class C:
  Net asset value and redemption price per share              $         9.97
  Offering price per share: (Net Assets value of $9.97 /
   99.00%)                                                    $        10.07
----------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $         9.93
  Offering price per share: (Net Assets value of $9.93 /
   95.5%)                                                     $        10.40
----------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended February 29, 2000  (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

INVESTMENT INCOME
Interest                                                        $ 786,391
EXPENSES
Investment advisory fees                                           57,344
Service fees                                                       28,673
Professional fees                                                   6,487
Custody and transaction fees                                        6,774
Directors' fees                                                     4,295
Qualification fees                                                 15,734
Shareholder reporting expenses                                        511
Insurance expenses                                                  1,012
Distribution Fees                                                     319
                                                                ---------
                                              TOTAL EXPENSES      121,149
                                    LESS EXPENSES REIMBURSED       (6,127)
                                                                ---------
                                                NET EXPENSES      115,022
                                                                ---------
INVESTMENT INCOME--NET                                            671,369
                                                                ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                (35,673)
  Change in unrealized depreciation of investments for the
   period                                                        (353,198)
                                                                ---------
NET LOSS ON INVESTMENTS                                          (388,871)
                                                                ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ 282,498
                                                                =========

STATEMENT OF CHANGES IN NET ASSETS  (Unaudited)
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED   YEAR ENDED
                                                                FEBRUARY 29,     AUGUST 31,
                                                                    2000            1999
                                                              ----------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                         $   671,369     $ 1,347,702
  Net realized gain (loss) on investments                            (35,673)         45,700
  Change in unrealized depreciation                                 (353,198)     (1,198,180)
                                                                 -----------     -----------
  Net increase in net assets resulting from operations               282,498         195,222
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                           (2,016)           (651)
    Class B                                                           (1,185)           (209)
    Class C                                                             (268)           (131)
    Class T                                                         (667,931)     (1,346,738)
                                                                 -----------     -----------
    Total distributions to shareholders                             (671,400)     (1,347,729)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                            7,024          69,763
    Class B                                                           49,424           8,079
    Class C                                                              268          11,131
    Class T                                                         (517,558)        537,687
                                                                 -----------     -----------
    Total net capital share transactions                            (460,842)        626,660
                                                                 -----------     -----------
TOTAL DECREASE                                                      (849,744)       (525,847)
NET ASSETS
  Beginning of Period                                             23,455,688      23,981,535
                                                                 -----------     -----------
  End of Period                                                  $22,605,944     $23,455,688
                                                                 ===========     ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS  (Unaudited)
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GOVERNMENT BOND FUND

                                                                              CLASS T SHARES
                                         ----------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                         FEBRUARY 29,                             YEAR ENDED AUGUST 31,
                                         -------------   ------------------------------------------------------------------------
                                             2000            1999           1998           1997           1996           1995
                                         -------------   ------------   ------------   ------------   ------------   ------------
      Net Asset Value, Beginning of
       Period                            $ 10.10         $ 10.60        $ 10.42        $ 10.14        $ 10.51        $ 10.07
      Investment income--net                0.29            0.59           0.64           0.67           0.65           0.70
      Net realized and unrealized gain
       (loss) on investments               (0.17)          (0.50)          0.20           0.26          (0.37)          0.44
                                         -------         -------        -------        -------        -------        -------
       Total from Investment Operations     0.12            0.09           0.84           0.93           0.28           1.14
      Less distributions from
        Investment income--net             (0.29)          (0.59)         (0.66)         (0.65)         (0.65)         (0.70)
                                         -------         -------        -------        -------        -------        -------
                    Total Distributions    (0.29)          (0.59)         (0.66)         (0.65)         (0.65)         (0.70)
                                         -------         -------        -------        -------        -------        -------
      Net Asset Value, End of Period     $  9.93         $ 10.10        $ 10.60        $ 10.42        $ 10.14        $ 10.51
                                         =======         =======        =======        =======        =======        =======
                           Total Return     1.24 %**        0.76 %         8.31 %         9.37 %         2.63 %        11.85 %
                                         =======         =======        =======        =======        =======        =======
      RATIOS (IN
       PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's
       omitted)                          $22,464         $23,368        $23,982        $23,683        $21,127        $20,466
      Ratio of expenses with
       reimbursement to average net
       assets                               1.00 %*         1.00 %         1.00 %         1.00 %         1.00 %         0.70 %
      Ratio of expenses without
       reimbursement to average net
       assets                               1.05 %*         1.11 %         1.00 %         1.07 %         1.20 %         1.06 %
      Ratio of net investment income to
       average net assets                   5.86 %*         5.58 %         6.08 %         6.46 %         6.17 %         6.90 %
      Portfolio turnover rate              19.80 %         22.86 %        32.71 %         9.06 %        30.17 %         2.20 %

                                        CLASS A                          CLASS B                          CLASS C
                                         SHARES                           SHARES                           SHARES
                             ------------------------------   ------------------------------   ------------------------------
                                              PERIOD FROM                      PERIOD FROM                      PERIOD FROM
                              SIX MONTHS    JANUARY 1, 1999    SIX MONTHS    JANUARY 1, 1999    SIX MONTHS    JANUARY 1, 1999
                                ENDED             TO             ENDED             TO             ENDED             TO
                             FEBRUARY 29,     AUGUST 31,      FEBRUARY 29,     AUGUST 31,      FEBRUARY 29,     AUGUST 31,
                             ------------   ---------------   ------------   ---------------   ------------   ---------------
                                 2000            1999             2000            1999             2000            1999
                             ------------   ---------------   ------------   ---------------   ------------   ---------------
      Net Asset Value,
       Beginning of Period   $ 10.20          $ 10.62         $ 10.16          $ 10.62         $ 10.15          $ 10.62
      Investment
       income--net              0.28             0.30            0.23             0.33            0.24             0.30
      Net realized and
       unrealized gain
       (loss) on
       investments             (0.17)           (0.42)          (0.15)           (0.46)          (0.18)           (0.47)
                             -------          -------         -------          -------         -------          -------
      Total from Investment
                 Operations     0.11            (0.12)           0.08            (0.13)           0.06            (0.17)
      Less distributions
       from
        Investment income--
         net                   (0.28)           (0.30)          (0.23)           (0.33)          (0.24)           (0.30)
                             -------          -------         -------          -------         -------          -------
        Total Distributions    (0.28)           (0.30)          (0.23)           (0.33)          (0.24)           (0.30)
                             -------          -------         -------          -------         -------          -------
      Net Asset Value, End
       of Period             $ 10.03          $ 10.20         $ 10.01          $ 10.16         $  9.97          $ 10.15
                             =======          =======         =======          =======         =======          =======
             Total Return**     1.09 %          (1.17)%          0.78 %          (1.30)%          0.63 %          (1.64)%
                             =======          =======         =======          =======         =======          =======
      RATIOS (IN
       PERCENTAGES)/
       SUPPLEMENTAL DATA
      Net Assets, end of
       period                $74,564          $68,792         $56,038          $ 7,743         $11,102          $11,022
      Ratio of expenses
       with reimbursement
       to average net
       assets *                 1.25 %           1.25 %          1.75 %           1.75 %          2.00 %           2.00 %
      Ratio of expenses
       without
       reimbursement to
       average net assets *     1.55 %           1.42 %          2.21 %           1.77 %          2.38 %           2.25 %
      Ratio of net
       investment income to
       average net assets *     5.62 %           5.25 %          5.02 %           4.86 %          4.86 %           4.54 %
      Portfolio turnover
       rate                    19.80 %          22.86 %         19.80 %          22.86 %         19.80 %          22.86 %

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 29, 2000  (Unaudited)
--------------------------------------------------------------------------------
PRIMARY FUND

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
COMMERCIAL PAPER                                    DATE      RATE(%)      AMOUNT        VALUE
AUTO PARTS MANUFACTURERS--3.48%
Goodyear Tire & Rubber Company (The)              03/14/00    5.900      $  927,000   $   925,007

BEVERAGES--4.19%
Whitman Corporation                               03/03/00    5.950       1,115,000     1,114,631

CHEMICALS--3.82%
Air Products & Chemicals Incorporated             03/08/00    5.900       1,015,000     1,013,834

COMMUNICATION EQUIPMENT--4.86%
Cox Enterprises Incorporated                      04/04/00    6.000       1,299,000     1,291,616

CONSTRUCTION--4.18%
Centex Corporation                                03/01/00    5.950       1,112,000     1,112,000

CONTAINERS--5.53%
Crown Cork & Seal Company, Incorporated           03/17/00    5.900       1,472,000     1,468,109

ELECTRONICS--5.07%
AVNET Incorporated                                03/28/00    5.980       1,353,000     1,346,927

FOOD PRODUCERS--3.78%
ConAgra Incorporated                              04/05/00    6.020       1,010,000     1,004,066

FOOD RETAILERS--5.29%
Safeway Incorporated                              04/13/00    6.100       1,416,000     1,405,646

LODGING/HOTELS--4.39%
Marriott International, Incorporated              04/06/00    6.050       1,173,000     1,165,887

MACHINERY/EQUIPMENT--5.26%
Case Corporation                                  03/07/00    5.950       1,400,000     1,398,610

METALS & MINING--5.29%
Reynolds Metals Company                           03/06/00    5.920       1,406,000     1,404,842
NATURAL GAS--5.32%
Sierra Pacific Power Company                      03/29/00    6.000       1,421,000     1,414,366

PAPER/FOREST PRODUCTS--5.04%
International Paper Company                       03/02/00    5.920       1,340,000     1,339,779

RETAIL-SPECIALTY--4.40%
Mattel, Incorporated                              03/23/00    5.940       1,174,000     1,169,734

TRUCKING & SHIPPING--3.50%
Ryder Systems, Incorporated                       03/30/00    5.920         934,000       929,521

U S GOVERNMENT AGENCY SECURITIES--2.96%
Federal National Mortgage Association             03/16/00    5.700         789,000       787,108

UTILITY-MISCELLANEOUS--4.42%
Indiana Michigan Power Company                    03/22/00    6.000       1,179,000     1,174,862
                                                                                      -----------
                                                     TOTAL COMMERCIAL PAPER--80.78%
                                                                 (Cost $21,466,545)    21,466,545
                                                                                      -----------
CORPORATE BONDS
BUILDING SUPPLIES--1.78%
Armstrong World Industries, Incorporated          08/15/03    6.350         500,000       473,244

ELECTRIC POWER--1.81%
West Penn Power Company                           06/01/04    6.375         500,000       479,421

SCHEDULE OF INVESTMENTS  February 29, 2000  (Unaudited)
--------------------------------------------------------------------------------
PRIMARY FUND, CONTINUED

FINANCIAL SERVICES--4.51%
                                                             INTEREST/
                                                  MATURITY    STATED        FACE
COMMERCIAL PAPER                                    DATE      RATE(%)      AMOUNT        VALUE
Finova Capital Corporation                        03/15/04    6.125      $  500,000   $   472,077
Household Finance Corporation                     08/15/03    6.250         265,000       253,538
Transamerica Financial Corporation                05/14/04    6.370         500,000       472,925
                                                                                      -----------
                                                                                        1,198,540
LEISURE TIME/GAMING--1.44%
Carnival Cruise Lines                             10/01/03    6.150         400,000       383,552

MEDIA-TV/RADIO/CABLE--1.83%
TCI Communications, Incorporated                  05/01/03    6.375         500,000       486,185

TELECOM-LONG DISTANCE--1.86%
WorldCom, Incorporated                            08/15/01    6.125         500,000       494,057
                                                                                      -----------
                                                      TOTAL CORPORATE BONDS--13.23%
                                                                  (COST $3,617,316)     3,514,999
                                                                                      -----------
MUNICIPAL BONDS
WATER & SEWER--1.84%
Lower Colorado River Authority, Texas Revenue
  Bonds, Refunding and Improvement Series C
  (Rating(a) Aaa/AAA)                             05/15/04    6.820         500,000       488,890
                                                                                      -----------
                                                       TOTAL MUNICIPAL BONDS--1.84%
                                                                    (Cost $500,938)       488,890
                                                                                      -----------
U S GOVERNMENT AGENCY AND
U S GOVERNMENT SECURITIES
U S GOVERNMENT AGENCY SECURITIES--0.72%
Federal Home Loan Bank                            11/10/03    5.750         200,000       191,004

U S GOVERNMENT SECURITIES--3.24%
U S Treasury Bonds                                02/15/29    5.250       1,000,000       862,500
                                                                                      -----------
                   TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--3.96%
                                                                  (Cost $1,076,219)     1,053,504
                                                                                      -----------
                                                          TOTAL INVESTMENTS--99.81%
                                                                 (Cost $26,661,018)    26,523,938
                                     CASH AND OTHER ASSETS, LESS LIABILITIES--0.19%        50,844
                                                                                      -----------
                                                          TOTAL NET ASSETS--100.00%   $26,574,782
                                                                                      ===========

Notes to Schedule of Investments

(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). Ratings are unaudited.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 29, 2000  (Unaudited)
--------------------------------------------------------------------------------
PRIMARY FUND

ASSETS
Investment in securities, at value                            $26,523,938
Prepaid expenses                                                    4,564
Receivable for:
  Capital stock sold                                                9,182
  Interest                                                         86,457
  Expense reimbursement                                             5,852
Other assets                                                        2,782
                                                              -----------
                                                TOTAL ASSETS   26,632,775
                                                              -----------
LIABILITIES
  Distribution payable                                             10,777
  Capital stock reacquired                                         25,038
Accrued:
  Service fee                                                       5,621
Other liabilities                                                  16,557
                                                              -----------
                                           TOTAL LIABILITIES       57,993
                                                              -----------
                                                  NET ASSETS  $26,574,782
                                                              ===========
Shares of capital stock outstanding, (1,176,000,000 shares
 authorized, $.01 par value per share)                         26,725,750
                                                              ===========
Net asset value                                               $      0.99
                                                              ===========

STATEMENT OF OPERATIONS  Six Months Ended February 29, 2000  (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                       $910,887
EXPENSES
Investment advisory fees                                         74,523
Service fees                                                     37,262
Professional fees                                                 4,378
Custody and transaction fees                                     11,956
Directors' fees                                                   4,295
Qualification fees                                                8,341
Shareholder reporting expenses                                   16,060
Other                                                               741
                                                               --------
                                              TOTAL EXPENSES    157,556
                                    LESS EXPENSES REIMBURSED    (37,667)
                                                               --------
                                                NET EXPENSES    119,889
                                                               --------
INVESTMENT INCOME--NET                                          790,998
                                                               --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                              (23,912)
  Change in unrealized depreciation of investments for the
   period                                                       (86,079)
                                                               --------
NET LOSS ON INVESTMENTS                                        (109,991)
                                                               --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $681,007
                                                               ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS  (Unuadited)
--------------------------------------------------------------------------------
PRIMARY FUND

                                                              SIX MONTHS ENDED   YEAR ENDED
                                                                FEBRUARY 29,     AUGUST 31,
                                                                    2000            1999
                                                              ----------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                         $   790,998     $ 1,549,925
  Net realized loss on investments                                   (23,912)        (12,564)
  Change in unrealized depreciation                                  (86,079)        (51,001)
                                                                 -----------     -----------
  Net increase in net assets resulting from operations               681,007       1,486,360
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                            (790,998)     (1,549,925)
CAPITAL SHARE TRANSACTION--NET                                    (4,153,524)     (3,675,020)
                                                                 -----------     -----------
TOTAL DECREASE                                                    (4,263,515)     (3,738,585)
NET ASSETS
  Beginning of Period                                             30,838,297      34,576,882
                                                                 -----------     -----------
  End of Period                                                  $26,574,782     $30,838,297
                                                                 ===========     ===========

FINANCIAL HIGHLIGHTS  (Unaudited)
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

                                                                            CLASS T SHARES
                                      -------------------------------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                        FEBRUARY 29,                              YEAR ENDED AUGUST 31,
                                      ----------------   ------------------------------------------------------------------------
                                            2000             1999           1998           1997           1996           1995
                                      ----------------   ------------   ------------   ------------   ------------   ------------
      Net Asset Value, Beginning of
       Period                           $  1.00          $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
      Investment income--net               0.03             0.05           0.05           0.05           0.05           0.05
      Net realized and unrealized
       gain (loss) on investments         (0.01)              --             --             --             --             --
                                        -------          -------        -------        -------        -------        -------
               Total from Investment
                          Operations       0.02             0.05           0.05           0.05           0.05           0.05
      Less distributions from
        Investment income--net            (0.03)           (0.05)         (0.05)         (0.05)         (0.05)         (0.05)
                                        -------          -------        -------        -------        -------        -------
                 Total Distributions      (0.03)           (0.05)         (0.05)         (0.05)         (0.05)         (0.05)
                                        -------          -------        -------        -------        -------        -------
      Net Asset Value, End of Period    $  0.99          $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                        =======          =======        =======        =======        =======        =======
                        Total Return       1.63 %**         4.75 %         5.15 %         4.98 %         5.07 %         5.01 %
                                        =======          =======        =======        =======        =======        =======
      RATIOS (IN
       PERCENTAGES)/SUPPLEMENTAL
       DATA
      Net Assets, end of period
       (000's omitted)                  $26,575          $30,838        $34,577        $33,045        $37,465        $20,984
      Ratio of expenses with
       reimbursement to average net
       assets                              0.80 %*          0.80 %         0.80 %         0.80 %         0.81 %         0.84 %
      Ratio of expenses without
       reimbursement to average net
       assets                              1.05 %*          1.06 %         0.98 %         1.01 %         1.15 %         1.21 %
      Ratio of net investment income
       to average net assets               5.28 %*          4.66 %         5.02 %         4.86 %         4.93 %         4.91 %
      Portfolio turnover rate             18.34 %          30.47 %           --             --             --             --

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

SCHEDULE OF INVESTMENTS  Februrary 29, 2000  (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND

                                                                            INTEREST/
MUNICIPAL BONDS                                                 MATURITY     STATED       FACE
RATING(A)                                                         DATE      RATE (%)     AMOUNT       VALUE
           CALIFORNIA--4.18%
Aa3/AA-    California State General Obligation Bonds Unlimited   06/01/11    5.250      $ 25,000   $    25,081
Aaa/AAA    Sacramento, California Municipal Utility District
            Electric Revenue Bonds, Series I                     01/01/15    5.750       200,000       201,954
Aaa/AAA    San Francisco, California City and County Sewer
            Revenue Refunding Bonds                              10/01/16    5.375       250,000       239,275
                                                                                                   -----------
                                                                                                       466,310
                                                                                                   -----------
           FLORIDA--11.54%
Aaa/AAA    Dade County, Florida Water & Sewer System Revenue
            Bonds                                                10/01/16    5.375       400,000       385,316
Aaa/AAA    Miami-Dade County Solid Waste System Revenue Bonds    10/01/18    4.375       400,000       340,424
Aaa/AAA    Miami-Dade County, Florida Expressway Authority
            Toll System Revenue Bonds                            07/01/29    6.375       400,000       419,216
Aa2/AA+    State of Florida- State Board of Education, Public
            Education Capital Outlay Bonds, 1992 Series E        06/01/19    5.750       145,000       143,488
                                                                                                   -----------
                                                                                                     1,288,444
                                                                                                   -----------
           GEORGIA--1.56%
A3/A       Municipal Electric Authority of Georgia-Power
            Revenue Bonds, Series AA                             01/01/07    5.400       175,000       174,591
                                                                                                   -----------
           ILLINOIS--13.31%
Aaa/AAA    Chicago, Illinois-General Obligation Bonds
            Unlimited                                            01/01/25    5.125       100,000        85,917
Aaa/AAA    Chicago, Illinois-Park District General Obligation
            Bonds Unlimited, Series C                            01/01/16    4.850       230,000       201,130
Aa2/AA     Illinois Health Facilities Authority-Revenue Bonds,
            Series A, (Northwestern Memorial Hospital)           08/15/24    6.000       100,000        96,521
Aa2/AA     Illinois Health Facilities Authority-Revenue Bonds,
            Series 1994A, (Northwestern Memorial Hospital)       08/15/14    6.100       200,000       201,478
Aaa/AAA    Illinois State Toll Highway Authority-Highway
            Prioity Revenue Bonds, Series A-FGIC                 01/01/17    5.750       175,000       182,268
Aaa/AAA    Regional Transportation Authority of Illinois
            Revenue Bonds, Refunding MBIA                        06/01/18    5.500       200,000       190,682
Aaa/NR     Rockford, Illinois-General Obligation Bonds
            Unlimited                                            12/15/18    4.500       180,000       145,096
Aa2/AAA    State of Illinois-Build Illinois Bonds, Sales Tax
            Revenue Bonds, Series V                              06/15/17    6.375       200,000       206,980
Aaa/AAA    State of Illinois-General Obligation Bonds
            Unlimited                                            03/01/19    5.000       200,000       176,058
                                                                                                   -----------
                                                                                                     1,486,130
                                                                                                   -----------
           LOUISIANA--5.46%
Aaa/AAA    Louisiana Public Facilities Authority Hospital
            Revenue Bonds, Series C                              07/01/19    5.000       400,000       343,096
Aaa/AAA    New Orleans, Louisiana Sewer Service Revenue Bonds    06/01/18    5.000       300,000       266,964
                                                                                                   -----------
                                                                                                       610,060
                                                                                                   -----------
           MASSACHUSETTS--4.15%
Aaa/AAA    Massachusetts State Water Revenues Authority,
            General Purpose--Series A                            11/01/21    5.500       450,000       463,509
                                                                                                   -----------
           NEW MEXICO--0.90%
Aaa/AAA    Central Consolidated School District No.22 San Juan
            County, New Mexico General Obligation School
            Building Bonds                                       08/15/09    5.300       100,000       100,091
                                                                                                   -----------

SCHEDULE OF INVESTMENTS  Februrary 29, 2000  (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND, CONTINUED

           NEW YORK--7.17%
                                                                            INTEREST/
MUNICIPAL BONDS                                                 MATURITY     STATED       FACE
RATING(A)                                                         DATE      RATE (%)     AMOUNT       VALUE
A3/A-      New York City, New York-General Obligation Bonds
            Unlimited, Series J                                  08/01/18    5.000      $200,000   $   174,644
Aaa/AAA    New York City, New York-General Obligation Bonds
            Unlimited, Series J                                  02/15/07    5.000       100,000        99,072
Aa3/AA     New York City, New York-Transititional Financial
            Authority Revenue Bonds, Series C                    05/01/19    5.000       250,000       219,400
Aa3/A+     Triborough Bridge & Tunnel Authority, New York,
            Revenue Bonds, General Purpose-Series B              01/01/27    5.200       350,000       307,041
                                                                                                   -----------
                                                                                                       800,157
                                                                                                   -----------
           NORTH CAROLINA--0.94%
Aaa/AAA    City of Charlotte, North Carolina-General
            Obligation Public Improvement Bonds, Series 1994     02/01/08    5.700       100,000       104,400
                                                                                                   -----------
           OHIO--3.58%
Aaa/AAA    Franklin County, Ohio-General Obligation Bonds
            Limited                                              12/01/08    5.100       300,000       299,766
Aaa/AAA    Franklin County, Ohio-General Obligation Bonds
            Limited                                              12/01/11    5.300       100,000       100,117
                                                                                                   -----------
                                                                                                       399,883
                                                                                                   -----------
           OKLAHOMA--0.85%
Aaa/NR     Oklahoma Housing Finance Agency-Single Family
            Mortgage Revenue Bonds (Homeownership Loan
            Program), 1994
            Series A-1 (b)                                       09/01/07    6.250        95,000        94,719
                                                                                                   -----------
           OREGON--1.89%
A1/A+      City of Portland, Oregon-Sewer System Revenue
            Bonds, 1994 Series A                                 06/01/15    6.250       200,000       211,236
                                                                                                   -----------
           PENNSYLVANIA--0.89%
Aa3/AA     Pennsylvania State General Obligation Bonds
            Unlimited, Refunding & Projects-First Series         04/15/06    5.000       100,000        99,421
                                                                                                   -----------
           PUERTO RICO--2.09%
Baa1/A     Commonwealth of Puerto Rico-Public Improvement
            Refunding Bonds, Series 1992A, General Obligation
            Bonds                                                07/01/14    6.000       100,000       101,360
Baa1/AAA   Puerto Rico Electric Power Authority-Power Revenue
            Bonds, Series R                                      07/01/17    6.250       125,000       131,571
                                                                                                   -----------
                                                                                                       232,931
                                                                                                   -----------
           RHODE ISLAND--0.90%
Aa2/AA+    Rhode Island Housing & Mortgage Financial
            Corporation, Homeownership Opportunity, Series
            20-A                                                 04/01/17    6.150       100,000       100,181
                                                                                                   -----------
           TENNESSEE--1.77%
A1/AA      Tennessee Housing Development Agency-Mortgage
            Finance Program Bonds, 1994 Series B (b)             01/01/09    6.200       200,000       197,602
                                                                                                   -----------

SCHEDULE OF INVESTMENTS  Februrary 29, 2000  (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND, CONTINUED

           TEXAS--17.97%
                                                                            INTEREST/
MUNICIPAL BONDS                                                 MATURITY     STATED       FACE
RATING(A)                                                         DATE      RATE (%)     AMOUNT       VALUE
Aaa/AAA    Baytown, Texas-Water and Sewer Revenue Bonds          02/01/14    5.950      $100,000   $   101,234
Aaa/AAA    Board of Regents of The University of Texas
            System-Permanent University Fund, Refunding Bonds,
            Series 1992A                                         07/01/13    6.250       200,000       204,596
Aaa/AAA    City of Austin, Texas-Combined Utility Systems
            Revenue Refunding Bonds, Series 1994                 05/15/16    6.250        80,000        82,296
Aaa/AAA    Collin County, Texas-Community College District,
            Consolidated Fund, Revenue Bonds                     02/01/15    5.250       400,000       380,124
Aaa/AAA    Dallas-Fort Worth International Airport-Dallas-Fort
            Worth Regional Airport, Joint Revenue Refunding
            Bonds, Series 1994A                                  11/01/10    6.000       100,000       103,285
Aaa/A+     Flower Mound, Texas-Refunding and Improvement,
            General Obligation Bonds Unlimited                   03/01/17    5.500       200,000       193,358
Aa1/AA     Harris County, Texas-Tax and Revenue Certificates
            of Obligation, Series 1994                           10/01/12    6.100       135,000       141,071
Aa1/AA     Harris County, Texas-Tax and Revenue Certificates
            of Obligation, Series 1994                           10/01/13    6.100       125,000       130,621
Aaa/AAA    Mission Texas Consolidated Independent School
            District-General Obligation Bonds Unlimited          02/15/18    4.500       200,000       163,284
AAA/NR     Tarrant County Health Facilities Development
            Corporation-Health System Revenue Bonds, (Harris
            Methodist Health System), Series 1994 (c )           09/01/14    6.000       200,000       209,038
Aaa/AAA    Texas Turnpike Authority-Dallas North Tollway
            System Revenue Bonds, Series 1995 (President
            George Bush Turnpike)                                01/01/15    5.400       100,000        96,471
Aaa/NR     Weslaco, Texas Independent School District General
            Obligation Bonds                                     02/15/13    5.650       100,000       100,398
Aaa/AAA    West University Place, Texas-General Obligation
            Bonds Limited, Permanent Improvement                 02/01/14    5.650       100,000        99,804
                                                                                                   -----------
                                                                                                     2,005,580
                                                                                                   -----------
           UTAH--1.64%
Aa2/AA     Utah Housing Finance Agency-Single Family Mortgage
            Bonds, 1995 Issue A, (Federally Insured or
            Guaranteed Mortgage Loans) (b)                       07/01/12    7.150        30,000        30,760
Aa2/NR     Utah State Housing Financial Agency-Single Family
            Mortgage Bonds, Series F1                            07/01/13    6.000        55,000        55,587
Aa2/AA     Utah State Housing Financial Agency-Single Family
            Revenue Bonds (b)                                    07/01/21    6.000       100,000        96,269
                                                                                                   -----------
                                                                                                       182,616
                                                                                                   -----------
           VIRGINIA--0.91%
Aaa/AAA    Virginia State Housing Development Authority
            Commonwealth Mortgage Bonds, Series A, Subseries
            A-4 (b)                                              07/01/15    6.300       100,000       101,221
                                                                                                   -----------

SCHEDULE OF INVESTMENTS  Februrary 29, 2000  (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND, CONTINUED

           WASHINGTON--12.71%
                                                                            INTEREST/
MUNICIPAL BONDS                                                 MATURITY     STATED       FACE
RATING(A)                                                         DATE      RATE (%)     AMOUNT       VALUE
Aaa/AAA    City of Richland, Washington-Water and Sewer
            Improvement Revenue Bonds, 1993                      04/01/07    5.550      $300,000   $   308,616
NR/AAA     King County, Washington-Department of Metropolitan
            Services, Limited Tax General Obligation Bonds,
            1994 Series A                                        01/01/08    5.800       200,000       208,320
Aa1/AA+    King County, Washington-Limited Tax General
            Obligation and Refunding Bonds, 1993 Series A        12/01/10    6.000       100,000       103,723
Aaa/AAA    Municipality of Metropolitan Seattle Sewer
            Refunding Revenue Bonds, Series X                    01/01/15    5.400       100,000        96,375
Aa1/AA+    Port of Seattle, Washington-General Obligation
            Bonds (b)                                            05/01/14    5.750       100,000        99,226
Aaa/AAA    Seattle, Washington-Municipal Light & Power Revnue
            Bonds, Series B                                      06/01/24    5.000       100,000        84,816
Aa1/AA+    State of Washington-General Obligation Bonds,
            Series 1994B                                         05/01/09    5.750       100,000       101,694
Aa1/AA+    State of Washington-General Obligation Bonds,
            Series 1994B                                         09/01/16    6.000       100,000       100,822
Aa1/AA+    State of Washington-General Obligation Bonds
            Unlimited,
            Series B                                             05/01/18    5.500       300,000       290,601
Aaa/AAA    Washington State Public Power Supply System Nuclear
            Project Number 1 Refunding Revenue Bonds, Series C   07/01/10    5.500        25,000        25,015
                                                                                                   -----------
                                                                                                     1,419,208
                                                                                                   -----------
           WISCONSIN--1.84%
Aa2/AA     City of Green Bay-General Obligation Refunding
            Bonds,
            Series 1994B                                         04/01/09    5.900       200,000       205,140
                                                                                                   -----------
                                                                   TOTAL MUNICIPAL BONDS--96.25%
                                                                              (Cost $10,946,856)    10,743,430
                                                                                                   -----------
COMMERCIAL PAPER
           TELEPHONE--1.79%
           BellSouth Telecommunications Incorporated             03/03/00    5.850       200,000       199,935
                                                                                                   -----------
                                                                   TOTAL COMMERCIAL PAPER--1.79%
                                                                                 (Cost $199,935)       199,935
                                                                                                   -----------
                                                                       TOTAL INVESTMENTS--98.04%
                                                                              (Cost $11,146,791)    10,943,365
                                                  CASH AND OTHER ASSETS, LESS LIABILITIES--1.96%       218,782
                                                                                                   -----------
                                                                       TOTAL NET ASSETS--100.00%   $11,162,147
                                                                                                   ===========

Notes to Schedule of Investments

(a) Ratings assigned by Moody's Investor's Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P). Ratings are unaudited.

(b) Security subject to the alternative minimum tax.

(c) Issuer has defeased these bonds, collateral for such defeasance is U.S. Government obligations.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 29, 2000  (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND

ASSETS
Investment in securities, at value                            $   10,943,365
Cash                                                                  33,888
Prepaid expenses                                                      36,932
Receivable for:
  Capital stock sold                                                     650
  Interest                                                           162,465
  Expense reimbursement                                                5,747
Other assets                                                           3,211
                                                              --------------
                                                TOTAL ASSETS      11,186,258
                                                              --------------
LIABILITIES
Distribution payable                                                   1,228
Accrued:
  Investment advisory fee                                              4,423
  Service fee                                                          2,211
Other liabilities                                                     16,249
                                                              --------------
                                           TOTAL LIABILITIES          24,111
                                                              --------------
               NET ASSETS (applicable to shares outstanding)  $   11,162,147
                                                              ==============
NET ASSETS:
Class A                                                       $      197,482
----------------------------------------------------------------------------
Class B                                                       $       98,277
----------------------------------------------------------------------------
Class C                                                       $        5,625
----------------------------------------------------------------------------
Class T                                                       $   10,860,763
----------------------------------------------------------------------------
TOTAL NET ASSETS                                              $   11,162,147
                                                              ==============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                     100,000,000
  Outstanding                                                         19,829
----------------------------------------------------------------------------
Class B:
  Authorized                                                     100,000,000
  Outstanding                                                          9,885
----------------------------------------------------------------------------
Class C:
  Authorized                                                     100,000,000
  Outstanding                                                            569
----------------------------------------------------------------------------
Class T:
  Authorized                                                      21,000,000
  Outstanding                                                      1,099,186
----------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $         9.96
  Offering price per share:
    (Net Assets value of $9.96 / 95.25%)                      $        10.46
----------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $         9.94
----------------------------------------------------------------------------
Class C:
  Net asset value and redemption price per share              $         9.88
  Offering price per share:
    (Net Assets value of $9.88 / 99.00%)                      $         9.98
----------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $         9.88
  Offering price per share:
    (Net Assets value of $9.88 / 95.5%)                       $        10.35
----------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended February 29, 2000  (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND

INVESTMENT INCOME
Interest                                                      $320,839
EXPENSES
Investment advisory fees                                        27,972
Service fees                                                    13,986
Professional fees                                                4,237
Custody and transaction fees                                     5,545
Directors' fees                                                  4,295
Qualification fees                                              12,344
Shareholder reporting expenses                                     180
Insurance expenses                                                 758
Distribution fees                                                  474
                                                              --------
                                              TOTAL EXPENSES    69,791
                                    LESS EXPENSES REIMBURSED   (27,170)
                                                              --------
                                                NET EXPENSES    42,621
                                                              --------
INVESTMENT INCOME--NET                                         278,218
                                                              --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                              11,240
  Change in unrealized depreciation of investments for the
   period                                                     (297,836)
                                                              --------
NET LOSS ON INVESTMENTS                                       (286,596)
                                                              --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ (8,378)
                                                              ========

STATEMENT OF CHANGES IN NET ASSETS  (Unaudited)
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED   YEAR ENDED
                                                                FEBRUARY 29,     AUGUST 31,
                                                                    2000            1999
                                                              ----------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $   278,218      $   526,797
  Net realized gain on investments                                   11,240           26,918
  Change in unrealized depreciation                                (297,836)        (608,365)
                                                                -----------      -----------
  Net decrease in net assets resulting from operations               (8,378)         (54,650)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                          (4,574)          (2,378)
    Class B                                                          (2,323)          (1,020)
    Class C                                                            (111)            (333)
    Class T                                                        (271,283)        (523,038)
Capital Gains
    Class A                                                             (87)              --
    Class B                                                             (33)              --
    Class C                                                              (3)              --
    Class T                                                          (4,932)              --
                                                                -----------      -----------
    Total distributions from shareholders                          (283,346)        (526,769)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                           7,570          202,353
    Class B                                                         (12,295)         116,889
    Class C                                                             113            6,889
    Class T                                                         (73,717)         729,824
                                                                -----------      -----------
    Total net capital share transactions                            (78,329)       1,055,955
                                                                -----------      -----------
TOTAL INCREASE (DECREASE)                                          (370,053)         474,536
NET ASSETS
  Beginning of Period                                            11,532,200       11,057,664
                                                                -----------      -----------
  End of Period                                                 $11,162,147      $11,532,200
                                                                ===========      ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS  (Unaudited)
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

TAX FREE FUND

                                                                               CLASS T SHARES
                                           --------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                           FEBRUARY 29,                            YEAR ENDED AUGUST 31,
                                           -------------   ----------------------------------------------------------------------
                                               2000            1999           1998           1997          1996          1995
                                           -------------   ------------   ------------   ------------   -----------   -----------
      Net Asset Value, Beginning of
       Period                              $ 10.14         $ 10.64        $ 10.27        $  9.93        $ 9.95        $ 9.62
      Investment income--net                  0.25            0.48           0.49           0.51          0.53          0.51
      Net realized and unrealized gain
       (loss) on investments                 (0.26)          (0.50)          0.37           0.33         (0.02)         0.33
                                           -------         -------        -------        -------        ------        ------
         Total from Investment Operations    (0.01)          (0.02)          0.86           0.84          0.51          0.84
              Less distributions from net
                        investment income    (0.25)          (0.48)         (0.49)         (0.50)        (0.53)        (0.51)
                                           -------         -------        -------        -------        ------        ------
                      Total Distributions    (0.25)          (0.48)         (0.49)         (0.50)        (0.53)        (0.51)
                                           -------         -------        -------        -------        ------        ------
      Net Asset Value, End of Period       $  9.88         $ 10.14        $ 10.64        $ 10.27        $ 9.93        $ 9.95
                                           =======         =======        =======        =======        ======        ======
                             Total Return    (0.06)%**       (0.28)%         8.58 %         8.61 %        5.18 %        9.15 %
                                           =======         =======        =======        =======        ======        ======
      RATIOS (IN
       PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's
       omitted)                            $10,861         $11,218        $11,058        $10,700        $9,148        $8,399
      Ratio of expenses with
       reimbursement to average net
       assets                                 0.75 %*         0.73 %         0.75 %         0.54 %          --            --
      Ratio of expenses without
       reimbursement to average net
       assets                                 1.24 %*         1.23 %         1.25 %         1.27 %        1.18 %        1.25 %
      Ratio of net investment income to
       average net assets                     4.99 %*         4.53 %         4.60 %         4.97 %        5.27 %        5.43 %
      Portfolio turnover rate                 7.13 %          5.09 %        12.77 %        22.15 %       18.44 %       12.63 %

                                            CLASS A SHARES                        CLASS B SHARES               CLASS C SHARES
                                  -----------------------------------   -----------------------------------   ----------------
                                                       PERIOD FROM                           PERIOD FROM
                                  SIX MONTHS ENDED   JANUARY 1, 1999    SIX MONTHS ENDED   JANUARY 1, 1999    SIX MONTHS ENDED
                                    FEBURARY 29,      TO AUGUST 31,       FEBURARY 29,      TO AUGUST 31,       FEBURARY 29,
                                  ----------------   ----------------   ----------------   ----------------   ----------------
                                        2000               1999               2000               1999               2000
                                  ----------------   ----------------   ----------------   ----------------   ----------------
      Net Asset Value, Beginning
       of Period                   $  10.22           $  10.68            $ 10.20           $  10.68            $ 10.14
      Investment income--net           0.24               0.21               0.21               0.18               0.20
      Net realized and
       unrealized gain (loss) on
       investments                    (0.26)             (0.46)             (0.26)             (0.48)             (0.26)
                                   --------           --------            -------           --------            -------
           Total from Investment
                      Operations      (0.02)             (0.25)             (0.05)             (0.30)             (0.06)
      Less distributions from
        Investment income--net        (0.24)             (0.21)             (0.21)             (0.18)             (0.20)
                                   --------           --------            -------           --------            -------
             Total Distributions      (0.24)             (0.21)             (0.21)             (0.18)             (0.20)
                                   --------           --------            -------           --------            -------
      Net Asset Value, End of
       Period                      $   9.96           $  10.22            $  9.94           $  10.20            $  9.88
                                   ========           ========            =======           ========            =======
                 Total Return **      (0.18)%            (2.37)%            (0.44)%            (2.85)%            (0.57)%
                                   ========           ========            =======           ========            =======
      RATIOS (IN PERCENTAGES)/
       SUPPLEMENTAL DATA
      Net Assets, end of period    $197,482           $194,917            $98,277           $113,143            $ 5,625
      Ratio of expenses with
       reimbursement to average
       net assets *                  1.00 %             1.51 %             1.50 %             2.01 %             1.75 %
      Ratio of expenses without
       reimbursement to average
       net assets *                  1.38 %             2.02 %             1.90 %             2.52 %             2.15 %
      Ratio of net investment
       income to average net
       assets *                      4.74 %             3.69 %             4.30 %             3.20 %             3.99 %
      Portfolio turnover rate        7.13 %             5.09 %             7.13 %             5.09 %             7.13 %

                                   CLASS C SHARES
                                  ----------------
                                    PERIOD FROM
                                  JANUARY 1, 1999
                                   TO AUGUST 31,
                                  ----------------
                                        1999
                                  ----------------
      Net Asset Value, Beginning
       of Period                    $ 10.68
      Investment income--net           0.25
      Net realized and
       unrealized gain (loss) on
       investments                    (0.54)
                                    -------
           Total from Investment
                      Operations      (0.29)
      Less distributions from
        Investment income--net        (0.25)
                                    -------
             Total Distributions      (0.25)
                                    -------
      Net Asset Value, End of
       Period                       $ 10.14
                                    =======
                 Total Return **      (2.72)%
                                    =======
      RATIOS (IN PERCENTAGES)/
       SUPPLEMENTAL DATA
      Net Assets, end of period     $ 5,657
      Ratio of expenses with
       reimbursement to average
       net assets *                  2.28 %
      Ratio of expenses without
       reimbursement to average
       net assets *                  2.78 %
      Ratio of net investment
       income to average net
       assets *                      2.92 %
      Portfolio turnover rate        5.09 %

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 29, 2000  (Unaudited)
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
COMMERCIAL PAPER                                    DATE      RATE(%)      AMOUNT         VALUE
CHEMICAL-SPECIALTY--3.51%
Eastman Kodak Company                             04/25/00      5.82     $ 2,211,000   $ 2,191,296

GOVERNMENT AGENCIES--89.76%
Federal Farm Credit Bank                          03/01/00      5.57       7,015,000     7,015,000
Federal Home Loan Bank                            03/03/00      5.63       7,795,000     7,792,561
Federal Home Loan Bank                            03/31/00      5.62       6,694,000     6,662,413
Federal Home Loan Mortgage Corporation            03/02/00      5.62       3,450,000     3,449,461
Federal Home Loan Mortgage Corporation            03/21/00      5.65       6,195,000     6,175,450
Federal National Mortgage Association             03/07/00      5.68       3,380,000     3,376,794
Federal National Mortgage Association             03/15/00      5.66       8,200,000     8,181,914
Federal National Mortgage Association             04/13/00      5.68      13,570,000    13,477,351
                                                                                       -----------
                                                                                        56,130,944
MEDICAL PRODUCTS/SUPPLIES--1.38%
Becton Dickinson & Company                        03/10/00      5.71         865,000       863,758

TELEPHONE--3.43%
US WEST Communications Incorporated               03/09/00      5.85       2,149,000     2,146,206

TRANSPORTATION-MISCELLANEOUS--2.87%
Hertz Corporation                                 03/02/00      5.73       1,795,000     1,794,714
                                                                                       -----------
                                                          TOTAL INVESTMENTS--100.95%
                                                                  (Cost $63,126,918)    63,126,918
                                      LIABILITIES IN EXCESS OF OTHER ASSETS--(0.95%)      (594,371)
                                                                                       -----------
                                                           TOTAL NET ASSETS--100.00%   $62,532,547
                                                                                       ===========

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 29, 2000  (Unaudited)
--------------------------------------------------------------------------------
MONEY MARKET FUND


ASSETS
Investment in securities, at value                            $63,126,918
Cash                                                              631,300
Prepaid expenses                                                   22,253
Receivable for:
  Distribution                                                      5,639
  Capital stock sold                                               11,990
  Interest                                                            643
  Expense reimbursement                                             4,049
                                                              -----------
                                                TOTAL ASSETS   63,802,792
                                                              -----------
LIABILITIES
  Capital stock reacquired                                      1,245,029
Accrued:
  Investment advisory fee                                           9,890
  Service fee                                                       9,890
Other liabilities                                                   5,436
                                                              -----------
                                           TOTAL LIABILITIES    1,270,245
                                                              -----------
                                                  NET ASSETS  $62,532,547
                                                              ===========
Shares of capital stock outstanding, (1,000,000,000 shares
 authorized, $.01 par value per share)                         62,532,547
                                                              ===========
Net asset value                                               $      1.00
                                                              ===========

STATEMENT OF OPERATIONS  Six Months Ended February 29, 2000  (Unaudited)
--------------------------------------------------------------------------------


INVESTMENT INCOME
Interest                                                       $765,135
EXPENSES
Investment advisory fees                                         33,093
Service fees                                                     33,093
Professional fees                                                 4,348
Custody and transaction fees                                     10,214
Directors' fees                                                   4,295
Qualification fees                                                8,437
Shareholder reporting expenses                                      200
Insurance expenses                                                  506
Other                                                               402
                                                               --------
                                              TOTAL EXPENSES     94,588
                                    LESS EXPENSES REIMBURSED    (27,635)
                                                               --------
                                                NET EXPENSES     66,953
                                                               --------
INVESTMENT INCOME--NET                                         $698,182
                                                               ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS  (Unaudited)
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                                                     PERIOD FROM
                                                                     SIX MONTHS    JANUARY 1, 1999
                                                                       ENDED             TO
                                                                    FEBRUARY 29,     AUGUST 31,
                                                                        2000            1999
                                                                    ------------   ---------------
      INCREASE IN NET ASSETS FROM OPERATIONS
        Investment income--net                                      $   698,182      $   137,393
      DISTRIBUTIONS TO SHAREHOLDERS FROM
        Investment income--net                                         (698,182)        (137,393)
      CAPITAL SHARE TRANSACTIONS--NET                                51,851,066       10,681,481
                                                                    -----------      -----------
      TOTAL INCREASE                                                 51,851,066       10,681,481
      NET ASSETS
        Beginning of Period                                          10,681,481               --
                                                                    -----------      -----------
        End of Period                                               $62,532,547      $10,681,481
                                                                    ===========      ===========

FINANCIAL HIGHLIGHTS  (Unaudited)
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

                                                                                     PERIOD FROM
                                                                     SIX MONTHS    JANUARY 1, 1999
                                                                       ENDED             TO
                                                                    FEBRUARY 29,     AUGUST 31,
                                                                    ------------   ---------------
                                                                        2000            1999
                                                                    ------------   ---------------
      Net Asset Value, Beginning of Period                             $  1.00         $  1.00
      Investment income--net                                              0.03            0.03
                                                                       -------         -------
                                  Total from Investment Operations        0.03            0.03
      Less distributions from
        Investment income--net                                           (0.03)          (0.03)
                                                                       -------         -------
                                               Total Distributions       (0.03)          (0.03)
                                                                       -------         -------
      Net Asset Value, End of Period                                   $  1.00         $  1.00
                                                                       =======         =======
                                                    Total Return**        2.55 %          2.89 %
                                                                       =======         =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                        $62,533         $10,681
      Ratio of expenses with reimbursement to average net assets *        0.50 %          0.50 %
      Ratio of expenses without reimbursement to average net
       assets *                                                           0.70 %          1.22 %
      Ratio of net investment income to average net assets *              5.18 %          4.45 %

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  February 29, 2000  (Unaudited)
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The SM&R Investments, Inc. (the "Funds"), is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Funds' name change and the names of each of Funds' series became effective January 1, 1999. The Funds are comprised of the SM&R Government Bond Fund ("Government Bond Fund"), SM&R Primary Fund ("Primary Fund"), SM&R Tax Free Fund ("Tax Free Fund"), and SM&R Money Market Fund ("Money Market Fund"). Operations commenced March 16, 1992, for the Government Bond Fund and Primary Fund. The Tax Free Fund began operations September 9, 1993 and the Money Market Fund commenced operations January 1, 1999.

The Funds adopted the Multiple Class Plan for two of the Funds' series: the Government Bond Fund and the Tax Free Fund. Each had a single class of shares, and are offering five new classes as of January 1, 1999. The existing shares are the Class T shares, and the newly offered classes are: the Class A shares subject to an initial sales charge of up to 4.75% and a distribution and shareholder servicing plan ("12b-1 Plan"); the Class B shares subject to a contingent deferred sales charge and a 12b-1 Plan; the Class C shares subject to an initial sales charge of 1.00%, a contingent deferred sales charge, and a 12b-1 Plan; the Class J shares (Network class) subject to a 12b-1 Plan, only; and the Class Y shares (Institutional class) subject to no charges. The Class J and Y have not commenced operations. The Primary Fund and Money Market Fund have one class of shares, subject to no sales charge and no 12b-1 Plan.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION:
Investments in securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:
For federal income tax purposes, each series is treated as a separate entity. The Funds intend to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements. At December 31, 1999, the funds' tax year-end, the Government Bond Fund and the Primary Fund had capital loss carryforwards that will expire in 2004 of approximately $247,000 and $55,000, respectively.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED
CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering and may be redeemed on any business day.

      SM&R GOVERNMENT BOND FUND
      The Government Bond Fund invest primarily in the agencies or instrumentalities of the U.S. Government. Dividends to shareholders from net investment income are declared and paid monthly.

      SM&R PRIMARY FUND
      The Primary Fund's objective is to seek maximum current income consistent with capital preservation and liquidity through investment primarily in commercial paper. All capital stock transactions are made at net asset value. Distributions are computed daily and distributed monthly.

      SM&R TAX FREE FUND
      The Tax Free Fund's objective is to provide as high a level of interest income largely exempt from federal income taxes as is consistent with preservation of capital through investment of at least 80% of its net assets in tax-exempt securities during normal market conditions. Dividends to shareholders from net investment income are declared and paid monthly.

      SM&R MONEY MARKET FUND
      The Money Market Fund's objective is to seek the highest current income consistent with the stability of principal and maintenance of liquidity. All capital stock transactions are made at net asset value. Distributions are computed daily and distributed monthly.

EXPENSES:
Distribution and qualification fees directly attributable to a series' class of shares are charged to that series' class operations. All other operating expenses not directly attributable to a series are prorated among the series based on the relative amount of each series' net assets or shareholders, and then allocated among the classes of that series.

The organizational cost for the Money Market Fund and the Government Bond and Tax Free Funds' Class A, Class B and Class C shares were paid by Securities Management and Research, Inc.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES:
Securities Management and Research, Inc. ("SM&R") is the investment advisor and principal underwriter for the Funds. Investment advisory fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED
GOVERNMENT BOND FUND
TAX FREE FUND

                                                               INVESTMENT
NET ASSETS                                                    ADVISORY FEE
Not exceeding $100,000,000                                        0.50%
Exceeding $100,000,000 but not exceeding $300,000,000             0.45%
Exceeding $300,000,000                                            0.40%

PRIMARY FUND

MONEY MARKET FUND

ADMINISTRATIVE SERVICE FEES:
Administrative fees paid to SM&R by the Funds are computed as a percentage of average daily net assets as follows:

NET ASSETS                                                    SERVICE FEES
Not exceeding $100,000,000                                       0.25%
Exceeding $100,000,000 but not exceeding $200,000,000            0.20%
Exceeding $200,000,000 but not exceeding $300,000,000            0.15%
Exceeding $300,000,000                                           0.10%

SM&R has agreed to reimburse the Funds for regular operating expenses in excess of 1.25% per annum of the average daily net assets, except for the Money Market Fund which is in excess of 0.50%. Regular operating expenses include the advisory fee and administrative service fee, but does not include the distribution and shareholder servicing fee. SM&R has voluntarily agreed to reimburse the Primary Fund for regular operating expenses in excess of 0.80% per annum of average daily net assets, the Tax Free Fund for regular operating expenses in excess of 0.75% per annum of average daily net assets and the Government Bond Fund for regular operating expenses in excess of 1.00% per annum of average daily net assets for the six months ended February 29, 2000.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES:
The Funds have adopted a 12b-1 Plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940, for two of the Funds' series: the Government Bond Fund and the Tax Free Fund, with respect to the Funds' Class A shares, Class B shares and Class C shares (the "Class A Plan, the "Class B Plan" and the "Class C Plan", respectively and collectively, the "Plans"). The Plans permit each class a distribution fee to compensate SM&R, or enable SM&R to compensate other persons, including Distributors, for distribution costs such as service fees paid to dealers, printing and distribution of prospectuses to prospective investors, sales literature and other sales and distribution related activities. The Funds pay compensation for Class A shares at 0.25% per annum of the average daily net assets, for Class B shares at 0.50% per annum of the average daily net assets and for Class C shares at 0.75% per annum of the average daily net assets.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED
The Class B and Class C Plans also permit a shareholder servicing fee of 0.25% per annum of the average daily net assets to compensate SM&R, or enable SM&R to compensate Service Providers, for providing ongoing servicing to shareholders of the Funds. For the six months ended February 29, 2000, the Government Bond Fund and Tax Free Fund paid $319 and $474, respectively as compensation under the Plans.

SALES CHARGES:
SM&R, as principal underwriter, received as sales charges on sales of Class T, A and C shares, for the six months ended February 29, 2000, of capital stock of the Funds as follows:

                                                                   SALES
                                                                  CHARGES
                                                              RECEIVED BY SM&R
Government Bond Fund                                              $ 2,167
Tax Free Fund                                                     $ 2,546

For the six months ended February 29, 2000, SM&R received $1,907 for contingent deferred sales charges imposed on the redemptions of Class B and C shares of capital stock of the Funds.

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of February 29, 2000, SM&R and American National had the following ownership in the Funds:

                                   SM&R                      AMERICAN NATIONAL
                       -----------------------------   ------------------------------
                                   PERCENT OF SHARES                PERCENT OF SHARES
                        SHARES        OUTSTANDING        SHARES        OUTSTANDING
Government Bond          524,911          23%             750,434          33%
Primary                       --           --          19,199,526          72%
Tax Free                 134,889          12%             672,979          60%
Money Market             690,726           1%          17,525,789          28%

The Funds pay directors' fees and expenses for all the disinterested directors and three interested directors.

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments in securities, other than commercial paper, were as follows:

                                            PURCHASES      SALES
Government Bond                             $4,478,514   $4,349,142
Primary                                     $  986,260   $  932,940
Tax Free                                    $  824,156   $  767,377

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENT SECURITIES--CONTINUED
Gross unrealized appreciation and depreciation as of February 29, 2000, were as follows:

                                              APPRECIATION   DEPRECIATION
Government Bond                                 $ 94,458       $805,229
Primary                                               --       $137,080
Tax Free                                        $177,562       $380,988

NOTE 4--CAPITAL STOCK
GOVERNMENT BOND FUND

                                                                   SIX MONTHS ENDED                     YEAR ENDED
                                                                  FEBRUARY 29, 2000                  AUGUST 31, 1999
                                                              --------------------------        --------------------------
                                                                SHARES         AMOUNT             SHARES         AMOUNT
                                                              -----------   ------------        -----------   ------------
  Sale of capital shares:
    Class T                                                        21,891   $    221,285             85,399   $    902,135
    Class A                                                         1,021         10,422              6,805         70,359
    Class B                                                         4,819         49,274                742          7,870
    Class C                                                            --             --              1,073         11,000
                                                              -----------   ------------        -----------   ------------
    Total sale of capital shares                                   27,731        280,981             94,019        991,364
  Investment income dividends reinvested:
    Class T                                                        64,463        646,795            124,312      1,298,156
    Class A                                                           153          1,554                 43            444
    Class B                                                            29            289                 20            209
    Class C                                                            27            268                 13            131
                                                              -----------   ------------        -----------   ------------
    Total investment income dividends reinvested                   64,672        648,906            124,388      1,298,940
  Redemptions of capital shares outstanding:
    Class T                                                      (137,390)    (1,385,638)          (159,122)    (1,662,604)
    Class A                                                          (486)        (4,952)              (101)        (1,040)
    Class B                                                           (14)          (139)                --             --
    Class C                                                            --             --                 --             --
                                                              -----------   ------------        -----------   ------------
    Total redemptions of capital shares outstanding              (137,890)    (1,390,729)          (159,223)    (1,663,644)
                                                              -----------   ------------        -----------   ------------
    Net increase (decrease) in capital shares outstanding         (45,487)  $   (460,842)            59,184   $    626,660
                                                                            ============                      ============
    Shares outstanding at beginning of period                   2,321,909                         2,262,725
                                                              -----------                       -----------
    Shares outstanding at end of period                         2,276,422                         2,321,909
                                                              ===========                       ===========
  Net assets as of February 29, 2000 are comprised of the
   following:
  Capital (par value and additional paid-in)                                $ 23,576,228
  Accumulated net realized loss on investments                                  (259,513)
  Net unrealized depreciation of investments                                    (710,771)
                                                                            ------------
  Net Assets                                                                $ 22,605,944
                                                                            ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED

PRIMARY FUND
                                                                   SIX MONTHS ENDED                     YEAR ENDED
                                                                  FEBRUARY 29, 2000                  AUGUST 31, 1999
                                                              --------------------------        --------------------------
                                                                SHARES         AMOUNT             SHARES         AMOUNT
                                                              -----------   ------------        -----------   ------------
Sale of capital shares                                          9,714,042   $  9,683,178         33,873,860   $ 33,873,860
  Investment income dividends reinvested                          738,859        735,143          1,473,935      1,473,949
  Redemptions of capital shares outstanding                   (14,634,772)   (14,571,845)       (39,022,829)   (39,022,829)
                                                              -----------   ------------        -----------   ------------
  Net decrease in capital shares outstanding                   (4,181,871)  $ (4,153,524)        (3,675,034)  $ (3,675,020)
                                                                            ============                      ============
  Shares outstanding at beginning of period                    30,907,621                        34,582,655
                                                              -----------                       -----------
  Shares outstanding at end of period                          26,725,750                        30,907,621
                                                              ===========                       ===========
  Net assets as of February 29, 2000 are comprised of the following:
  Capital (par value and additional paid-in)                                $ 26,754,093
  Accumulated net realized loss on investments                                   (42,231)
  Net unrealized depreciation of investments                                    (137,080)
                                                                            ------------
  Net Assets                                                                $ 26,574,782
                                                                            ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED

TAX FREE FUND
                                                                   SIX MONTHS ENDED                     YEAR ENDED
                                                                  FEBRUARY 29, 2000                  AUGUST 31, 1999
                                                              --------------------------        --------------------------
                                                                SHARES         AMOUNT             SHARES         AMOUNT
                                                              -----------   ------------        -----------   ------------
Sale of capital shares:
    Class T                                                        10,355   $    102,361             72,514   $    769,888
    Class A                                                           295          2,951             19,748        209,198
    Class B                                                         4,884         48,870             11,098        116,931
    Class C                                                            --             --              2,475         26,359
                                                              -----------   ------------        -----------   ------------
    Total sale of capital shares                                   15,534        154,182            105,835      1,122,376
  Investment income dividends reinvested:
    Class T                                                        26,632        263,893             48,162        507,956
    Class A                                                           454          4,532                226          2,345
    Class B                                                           233          2,323                 98          1,019
    Class C                                                            11            111                 32            333
                                                              -----------   ------------        -----------   ------------
    Total investment income dividends reinvested                   27,330        270,859             48,518        511,653
  Distributions from net realized gain reinvested:
    Class T                                                           486          4,837                 --             --
    Class A                                                             8             87                 --             --
    Class B                                                             3             33                 --             --
    Class C                                                            --              2                 --             --
                                                              -----------   ------------        -----------   ------------
    Total distributions from net realized gain reinvested             497          4,959                 --             --
  Redemptions of capital shares outstanding:
    Class T                                                       (44,509)      (444,808)           (53,448)      (548,020)
    Class A                                                            --             --               (902)        (9,190)
    Class B                                                        (6,327)       (63,521)              (104)        (1,061)
    Class C                                                            --             --             (1,949)       (19,803)
                                                              -----------   ------------        -----------   ------------
    Total redemptions of capital shares outstanding               (50,836)      (508,329)           (56,403)      (578,074)

    Net increase (decrease) in capital shares outstanding          (7,475)  $    (78,329)            97,950   $  1,055,955
                                                                            ============                      ============
    Shares outstanding at beginning of period                   1,136,944                         1,038,994
                                                              -----------                       -----------
    Shares outstanding at end of period                         1,129,469                         1,136,944
                                                              ===========                       ===========
  Net assets as of February 29, 2000 are comprised of the following:
  Capital (par value and additional paid-in)                                $ 11,353,953
  Accumulated net realized gain on investments                                    11,620
  Net unrealized appreciation of investments                                    (203,426)
                                                                            ------------
  Net Assets                                                                $ 11,162,147
                                                                            ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R INVESTMENTS, INC.

NOTE 4--CAPITAL STOCK--CONTINUED

MONEY MARKET
                                                                   SIX MONTHS ENDED           EIGHT MONTHS ENDED
                                                                  FEBRUARY 29, 2000             AUGUST 31, 1999
                                                              --------------------------   -------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
                                                              -----------   ------------   -----------   -----------
Sale of capital shares                                         98,771,349   $ 98,771,349    13,546,991   $13,546,991
Investment income dividends reinvested                            703,255        703,255       138,407       138,407
Redemptions of capital shares outstanding                     (47,623,538)   (47,623,538)   (3,003,917)   (3,003,917)
                                                              -----------   ------------   -----------   -----------
Net increase in capital shares outstanding                     51,851,066   $ 51,851,066    10,681,481   $10,681,481
                                                                            ============                 ===========
Shares outstanding at beginning of period                      10,681,481                           --
                                                              -----------                  -----------
Shares outstanding at end of period                            62,532,547                   10,681,481
                                                              ===========                  ===========

Net assets as of February 29, 2000 are comprised of the following:
Capital (par value and additional paid-in)                                  $ 62,532,547
                                                                            ------------
Net Assets                                                                  $ 62,532,547
                                                                            ============

SM&R INVESTMENTS, INC.           2450 South Shore Blvd, League City, Texas 77573
--------------------------------------------------------------------------------

                                   DIRECTORS
                            Ernest S. Barratt, Ph.D.
                               Allan W. Matthews
                              Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                            Robert V. Shattuck, Jr.
                               Jamie G. Williams
                              Frank P. Williamson

                                    OFFICERS
                        Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                        Emerson V. Unger, Vice President
                Teresa E. Axelson, Vice President and Secretary
              Terry E. Frank, Vice President and Portfolio Manager

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                     Philadelphia, Pennsylvania 19103-2108

                        SM&R EQUITY FUNDS
                      SM&R Growth Fund, Inc.
                    SM&R Equity Income Fund, Inc.
                      SM&R Balanced Fund, Inc.


                        SM&R INVESTMENTS, INC.
                      SM&R Government Bond Fund
                         SM&R Tax Free Fund
                          SM&R Primary Fund
                        SM&R Money Market Fund





                     HOW TO REACH US:


     SHAREHOLDER SERVICES                  SALES AND MARKETING
        (800)231-4639                         (800)526-8346

 FUND QUOTES AND INVESTOR HOTLINE        TO REQUEST A PROSPECTUS
        (877)239-2049                         (800)231-4639

             VISIT OUR WEBSITE AT:  WWW.SMRINVEST.COM



[LOGO]        SECURITIES MANAGEMENT
              AND RESEARCH, INC.
              MANAGER & DISTRIBUTOR
              -------------------------------------
              MEMBER NASD, SIPC


  2450 SOUTH SHORE BLVD., SUITE 400 - LEAGUE CITY, TX 77573 - (281)334-2469